Goodwill and Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Goodwill	$ 28,120,191	$ 28,120,191
Amortization expense of the finite-lived intangible assets	1,700,000	$ 1,700,000
Estimated net amortization expense, 2026	1,700,000
Estimated net amortization expense, 2027	1,700,000
Estimated net amortization expense, 2028	1,700,000
Estimated net amortization expense, 2029	1,700,000
Estimated net amortization expense, 2030	1,700,000
Estimated net amortization expense, thereafter	$ 8,300,000
Remaining useful lives for the intangible assets	10 years